Basis of Presentation and Summary of Significant Accounting Policies (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted loss per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
Numerator:	2021	2020	2021	2020

Net loss available to common stockholders	$(9,986)	$(3,667)	$(17,321)	$(6,928)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	6,535,917	5,389,336	6,471,023	5,288,692

Net loss per share attributable to common stockholders – basic and diluted	$(1.53)	$(0.68)	$(2.68)	$(1.31)

The following table sets forth the computation of basic loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
Numerator:	2020	2019
Net loss attributable to common stockholders	$(15,424)	$(8,926)
Deemed dividend to preferred stockholders	—	(9)

Net loss available to common stockholders	$(15,424)	(8,935)

Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders—basic	5,496,316	3,984,247
Net loss per share attributable to common stockholders—basic	$(2.81)	$(2.24)

Summary of Loans and Financing Receivable	Accounts Receivable are composed of the following (in thousands):

	June 30, 2021	December 31, 2020
Billed Accounts Receivable	$405	$390
Unbilled Accounts Receivable	15	—

Total Accounts Receivable	$420	$390
Accounts receivable consists of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Billed Accounts Receivable	$390	$—
Unbilled Accounts Receivable	—	100

Total	$390	$100

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Convertible preferred stock, all series	22,920,739	22,920,739	22,920,739	22,920,739
Common stock options outstanding	6,146,550	4,034,607	6,020,942	3,910,415
Warrants to purchase Series B-1 convertible preferred stock	2,050,463	2,050,463	2,050,463	2,050,463
Unvested common stock	536,184	175,272	377,371	298,146

Total	31,653,936	29,181,081	31,369,515	29,179,763

The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive:

	Year Ended December 31,
	2020	2019
Convertible preferred stock, all series	22,920,739	14,793,450
Common stock options outstanding	2,231,452	1,161,572
Warrants to purchase Series B-1 convertible preferred stock	2,050,463	196,620
Unvested common stock	136,644	828,938
Total	27,339,298	16,980,580

Summary of Property Plant And Equipment Useful Life
Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Useful lives are as follows:

Computer Equipment and Acquired Computer Software	3 – 5 years
Machinery, Equipment, Furniture and Fixtures	5 – 7 years
Quantum Computing Systems	2 years
Leasehold Improvements	Shorter of the lease-term or the estimated useful life of the related asset

DMY TECHNOLOGY GROUP, INC. III [Member]
Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net loss per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021

Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$6,545	$53,369
Less: Company’s portion available to be withdrawn to pay taxes	(6,545)	(53,369)

Net income attributable to Class A common stock	$—	$—

Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	30,000,000	30,000,000

Basic and diluted net income per share, Class A common stock	$—	$—

Class B common stock
Numerator: Net loss minus net income attributable to Class A common stock
Net loss	$(7,930,260)	$(9,957,702)
Net income attributable to Class A common stock	—	—

Net loss attributable to Class B common stock	$(7,930,260)	$(9,957,702)

Denominator: Weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	7,500,000	7,500,000

Basic and diluted net loss per share, Class B common stock	$(1.06)	$(1.33)

Summary Of Restatement Of Balance Sheet
The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$302,370,589	$—	$302,370,589

Liabilities and stockholders’ equity
Total current liabilities	$1,452,449	$—	$1,452,449
Deferred underwriting commissions	10,500,000	—	10,500,000
Derivative warrant liabilities	—	34,885,000	34,885,000

Total liabilities	11,952,449	34,885,000	46,837,449
Class A common stock, $0.0001 par value; shares subject to possible redemption	285,418,130	(34,885,000)	250,533,130
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	146	349	495
Class B common stock - $0.0001 par value	750	—	750
Additional paid-in-capital	5,628,386	15,584,977	21,213,363
Accumulated deficit	(629,272)	(15,585,326)	(16,214,598)

Total stockholders’ equity	5,000,010	—	5,000,010

Total liabilities and stockholders’ equity	$302,370,589	$—	$302,370,589

Summary Of Restatement Of Statement Of Operations

	For the Period from September 14, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(659,837)	$—	$(659,837)
Other (expense) income:
Gain on marketable securities (net), dividends and interest, held in Trust Account	30,565		30,565
Financing costs - derivative warrant liabilities	—	(700,326)	(700,326)
Loss upon issuance of private placement warrants	—	(7,360,000)	(7,360,000)
Change in fair value of derivative warrant liabilities	—	(7,525,000)	(7,525,000)

Total other (expense) income	30,565	(15,585,326)	(15,554,761)

Net loss	$(629,272)	$(15,585,326)	$(16,214,598)

Basic and Diluted weighted-average Class A common shares outstanding	30,000,000	—	30,000,000

Basic and Diluted net income per Class A common shares	$—	—	$—

Basic and Diluted weighted-average Class B common shares outstanding	7,156,250	—	7,156,250

Basic and Diluted net loss per Class B common shares	$(0.09)	—	$(1.24)

Summary Of Restatement Of Statement Of Cash Flows

	For the Period from September 14, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(629,272)	$(15,585,326)	$(16,214,598)
Adjustment to reconcile net loss to net cash used in operating activities	(3,337)	(15,585,326)	(15,588,663)
Changes in operating assets and liabilities	287,813	—	287,813
Net cash used in operating activities	(344,796)	—	(344,796)
Net cash used in investing activities	(300,000,000)	—	(300,000,000)
Net cash provided by financing activities	301,914,535	—	301,914,535

Net change in cash	$1,569,739	$—	$1,569,739